Business combination (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021
Business Acquisition [Line Items]
Operations and comprehensive income (loss)	$ 8,792	$ 99,613
Shanghai Qishuo [Member]
Business Acquisition [Line Items]
Acquisition percentage			51.00%
Shanghai Qishuo [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value business acquisition	$ 172,514
Useful life of business acquisition	4 years